Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, authorized (in Shares)	[1]	2,000,000,000	79,582
Ordinary shares, shares issued (in Shares)	[1]	1,608,266	2,796
Ordinary shares, shares outstanding (in Shares)	[1]	1,608,266	2,796

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.